Allowance for Loan Losses - Schedule of Changes in Amortized Yield for PCI Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Roll Forward
Balance at beginning of period	$ 15	$ 49
Acquisition of PCI loans	334	0
Accretion	(13)	(34)
Balance at end of period	$ 336	$ 15